Condensed consolidated financial information related to guaranteed debt securities - Balance sheet (Details) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
ASSETS
Equity accounted investments	$ 2,670	$ 2,640	$ 2,551	$ 2,230
Total non-current assets	88,918	87,183	83,911	81,769
Cash and cash equivalents	6,078	8,932	4,390	5,083	$ 7,128	$ 5,090
Total current assets	25,460	26,881	25,820	28,727
Assets classified as held for sale	0	1,385	1,369	0
Total assets	114,378	115,449	111,100	110,496
EQUITY AND LIABILITIES
Total equity	41,043	42,616	39,885	37,911		$ 35,099
Total non-current liabilities	53,752	53,536	52,198	53,224
Total current liabilities	19,583	19,297		19,361
Liabilities directly associated with the assets classified as held for sale	0	0		0
Total liabilities	73,335	72,833	71,213	72,585
Total equity and liabilities	$ 114,378	$ 115,449	$ 111,100	$ 110,496